GENERAL	6 Months Ended
Jun. 30, 2014
GENERAL [Abstract]
GENERAL

NOTE 1: GENERAL

SuperCom Ltd. (the “Company") is an Israeli resident company organized in 1988 in Israel. On January 24, 2013 the Company changed its name back to SuperCom Ltd, its original name, from Vuance Ltd. On September 12, 2013, the Company's ordinary shares were approved for listing on the NASDAQ Capital Market and began trading under the ticker symbol “SPCB” on September 17, 2013. Previously, the Company's ordinary shares traded on the OTCQB electronic quotation service.

The Company is a global provider of traditional and digital identity solutions, providing advanced safety, identification, tracking and security products to governments and private and public organizations. The Company provides cutting edge real-time positioning, tracking, monitoring and verification solutions enabled by its PureRF wireless hybrid suite of products and technologies, all connected to a web-based, secure, proprietary, interactive and user-friendly interface. The Company offers a wide range of solutions including, national ID registries, e-passports, biometric visas, automated fingerprint identification systems, digitized driver's licenses, and electronic voter registration and election management using the common platform ("MAGNA"). The Company sells its products through sales offices in the U.S, Tanzania, Panama, Ecuador and Israel.

On December 26, 2013 the Company acquired the SmartID Division of On Track Innovations Ltd. (NASDAQ: OTIV) (“OTI”), consisting of customer contracts, software, other related technologies and IP assets. The Company paid OTI $8.8 million ($10 million less certain price adjustments) at the closing and agreed to make contingent payments of up to $12.5 million pursuant to an earn-out mechanism based on certain performance and other milestones. The SmartID Division has a strong international presence, with a broad range of competitive and well-known e-ID solutions and technology. The acquisition significantly expanded the breadth of the Company's e-ID capabilities globally, while providing it with market and technological experts, together with its ID software platforms and technologies.